Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,404,242	60,086,104
Effect of dilutive share options outstanding	919,352	622,365
Weighted average number of ordinary shares for diluted net income per ordinary share	61,323,594	60,708,469